Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Changes in Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2022 to December 31, 2024:

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Balance at January 1,	60,639	58,311	51,020
Cost incurred for dry docking	7,939	24,349	18,870
Acquisition of vessels (note 19)	—	—	9,182
Transfer to vessels held for sale and write-down of vessels	(18,130)	(3,920)	(3,367)
Dry-dock amortization	(19,090)	(18,101)	(17,394)
Balance at December 31,	31,358	60,639	58,311